(LOSS) / INCOME PER SHARE	12 Months Ended
Dec. 31, 2019
(LOSS) / INCOME PER SHARE
(LOSS) / INCOME PER SHARE

16.          (LOSS) / INCOME PER SHARE

The following table sets forth the computation of basic and diluted net (loss)/income per ordinary share for the following years:

	Year ended December 31,
	2017	2018	2019

Numerator:
Net (loss) / income attributable to ordinary shareholders of LightInTheBox Holding Co., Ltd.	$(9,548)	$(59,602)	$999
Net : Change in fair value of convertible promissory notes	—	—	14,591
Denominator:
Weighted average number of shares used in calculating net (loss) / income per ordinary share —basic	$137,641,562	$134,495,549	$137,588,401
Weighted average number of shares used in calculating net loss per ordinary share —diluted	$137,641,562	$134,495,549	$223,517,833
Net (loss) / income per ordinary share- basic	$(0.07)	$(0.44)	$0.01
Net loss per ordinary share- diluted	$(0.07)	$(0.44)	$(0.06)

As a result of the Group’s net loss for the years ended December 31, 2017 and 2018,  890,500 and    619,650 options outstanding, 1,084,284 and 548,780 nonvested shares outstanding, nil and 88,883,116 shares upon conversion of convertible promissory notes, were excluded from the computation of diluted net loss per share as their inclusion would have been anti-dilutive. For the year ended December 31, 2019,204,700 options outstanding and 460,000 nonvested shares outstanding were excluded from the computation of diluted net loss per share as their inclusion would have been anti-dilutive.